CURRENT AND DEFERRED INCOME TAXES - Income tax expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT AND DEFERRED INCOME TAXES
Current income tax expense	$ 38,313,980	$ 40,183,261	$ 35,902,002
Current tax adjustment previous period	312,403	137,455	534,392
Withholding tax expense foreign subsidiaries	7,364,213	6,730,031	7,645,218
Other current tax expense (income)	474,105	(5,733)	92,008
Current income tax expense	46,464,701	47,045,014	44,173,620
Income (expense) for the creation and reversal of current tax difference	9,100,154	4,752,620	4,633,473
Expense (income) for deferred taxes	9,100,154	4,752,620	4,633,473
Total income tax expense	$ 55,564,855	$ 51,797,634	$ 48,807,093